SCHEDULE OF SHARE OPTION COMPENSATION ACTIVITIES (Details)	12 Months Ended
Jun. 30, 2025 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Outstanding number of options | shares	(0)
Weighted average grant date fair value | $ / shares
Number of options, granted | shares	1,800,000
Weighted average grant date fair value, granted | $ / shares	$ 2.17
Number of options, forfeited | shares
Weighted average grant date fair value, forfeitures | $ / shares
Number of options, vested | shares	(1,800,000)
Weighted average grant date fair value, vested | $ / shares	$ 2.17
Outstanding number of options | shares	(0)
Weighted average grant date fair value | $ / shares